Allowance for Credit Losses on Balance Sheet Positions (Detail) - Allowance for credit losses on balance sheet positions [Member] - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	[1]	Jun. 30, 2020	[2]
Allowance Account for Credit Losses of Financial Assets [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	€ 4,946		€ 4,093
Movements in financial assets including new business	154		1,248
Transfers due to changes in creditworthiness	0	[3]	0	[4]
Changes in models	0		0
Financial assets that have been derecognized during the period	(226)	[5]	(280)	[6]
Recovery of written off amounts	33		23
Foreign exchange and other changes	(21)		(47)
Allowance for loan losses, end of year	4,886		5,037
Provision for Credit Losses excluding country risk	154	[7],[8]	1,248	[9],[10]
Stage 1 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	544		549
Movements in financial assets including new business	(201)		108
Transfers due to changes in creditworthiness	98	[3]	39	[4]
Changes in models	0		0
Financial assets that have been derecognized during the period	0	[5]	0	[6]
Recovery of written off amounts	0		0
Foreign exchange and other changes	8		(14)
Allowance for loan losses, end of year	448		683
Provision for Credit Losses excluding country risk	(104)	[7],[8]	148	[9],[10]
Stage 2 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	648		492
Movements in financial assets including new business	101		401
Transfers due to changes in creditworthiness	(113)	[3]	(93)	[4]
Changes in models	0		0
Financial assets that have been derecognized during the period	0	[5]	0	[6]
Recovery of written off amounts	0		0
Foreign exchange and other changes	(3)		(5)
Allowance for loan losses, end of year	634		796
Provision for Credit Losses excluding country risk	(12)	[7],[8]	308	[9],[10]
Stage 3 [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	3,614		3,015
Movements in financial assets including new business	237		668
Transfers due to changes in creditworthiness	15	[3]	54	[4]
Changes in models	0		0
Financial assets that have been derecognized during the period	(226)	[5]	(280)	[6]
Recovery of written off amounts	26		23
Foreign exchange and other changes	(28)		(43)
Allowance for loan losses, end of year	3,638		3,438
Provision for Credit Losses excluding country risk	252	[7],[8]	722	[9],[10]
Stage 3 POCI [Member]
Allowance for Credit Losses [Line Items]
Allowance for loan losses, beginning of year	139		36
Movements in financial assets including new business	17		71
Changes in models	0		0
Financial assets that have been derecognized during the period	0	[5]	0	[6]
Recovery of written off amounts	8		0
Foreign exchange and other changes	2		14
Allowance for loan losses, end of year	166		121
Provision for Credit Losses excluding country risk	€ 17	[7],[8]	€ 71	[9],[10]

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of June 30, 2021.
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 5 million as of June 30, 2020.
[3]	Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[4]	Transfers due to changes in creditworthiness” shows the CLA Movements due to stage transfer prior to ECL remeasurement.
[5]	This position includes charge offs of allowance for credit losses.
[6]	This position includes charge offs of allowance for credit losses.
[7]	Credit Loss Provision does include € 5 million reimbursement gain as of June 30, 2021.
[8]	Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk.
[9]	Credit Loss Provision does include € 42 million reimbursement gain as of June 30, 2020.
[10]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.